Related Party Transactions - Alice Wilson (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions
Related parties payable	$ 1,512,855	$ 885,041	$ 750,872
Related party | Alice Wilson
Related Party Transactions
Related parties payable	$ 20,000	$ 20,000	$ 20,000